Income Taxes (Details) - Schedule of Income Tax Provision - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Federal			$ (393)
State			94
Foreign			(26)
Deferred
Federal
State
Foreign
Income tax provision	$ (1)	$ (3)	$ (325)